                                                                      iShares(R)



iShares(R) BOND FUNDS


iShares(R) LEHMAN 1-3 YEAR TREASURY BOND FUND

iShares(R) LEHMAN 7-10 YEAR TREASURY BOND FUND

iShares(R) LEHMAN 20+ YEAR TREASURY BOND FUND

IShares(R) GS $ InvesTop(TM)CORPORATE BOND FUND


                                                                      iShares


The information provided
in the wrapper is not part
of the prospectus
iShares(R)
iShares Trust

The iShares Trust consists of over 50 separate investment portfolios called "Funds." Each Fund described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular bond index compiled by Lehman Brothers or Goldman, Sachs & Co. Barclays Global Fund Advisors is the advisor to each Fund. This prospectus relates to the following Funds:

            iShares Lehman 1-3 Year Treasury Bond Fund

            iShares Lehman 7-10 Year Treasury Bond Fund

            iShares Lehman 20+ Year Treasury Bond Fund

            iShares GS $ InvesTop(TM) Corporate Bond Fund

iShares Trust is a registered investment company. The shares of iShares Trust, called "iShares(R)", are listed and traded on national securities exchanges (each, a "Listing Exchange"). Market prices for iShares may be different from their net asset value ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems iShares at NAV only in large blocks, generally of 100,000 iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                      Prospectus dated September 17, 2001
                           (as revised June 25, 2002)

   Table of Contents

 Details on          Overview............................................    1
  Investing
  in iShares
                     Introduction........................................    1
                     Investment Objective................................    1

                     Principal Investment Strategies.....................    1
                     Representative Sampling.............................    2
                     Correlation.........................................    2
                     Industry Concentration Policy.......................    2

 Details on the      Principal Risk Factors Common to All
  Risks of            Funds..............................................
  Investing in
  iShares                                                                    2
                     Market Risk.........................................    2
                     Trading Risk........................................    3
                     Asset Class Risk....................................    3
                     Tracking Error Risk.................................    3
                     Market Trading Risk.................................    3
                     Passive Investments.................................    3
                     Lack of Governmental Insurance or Guarantee.........    4
                     Concentration.......................................    4

 Details on Each     Description of iShares Funds........................    5
  iShares Fund
                     iShares Lehman 1-3 Year Treasury Bond Fund..........    6
                     iShares Lehman 7-10 Year Treasury Bond Fund.........    8
                     iShares Lehman 20+ Year Treasury Bond Fund..........   10
                     iShares GS $ InvesTop(TM) Corporate Bond Fund.......   12

 Details on          Management..........................................   14
  Management
  and Operations
                     Investment Advisor..................................   14
                     Administrator, Custodian, Transfer Agent and
                      Securities Lending Agent...........................   14

 Details on Buying   Shareholder Information.............................   14
  and Selling
  iShares
                     Buying and Selling iShares..........................   14
                     Book Entry..........................................   15
                     iShare Prices.......................................   15
                     Determining NAV.....................................   15
                     Dividends and Distributions.........................   15
                     Taxes...............................................   15
                     Taxes on Distributions..............................   16
                     Taxes when iShares are Sold.........................   16
                     Creations and Redemptions...........................   16
                     Transaction Fees....................................   17
                     Possible Claim......................................   17

                     Distribution........................................   17

                     Index Providers.....................................   18

                     Disclaimers.........................................   18


--------------------------------------------------------------------------------

                                                                          page i

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the iShares Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index") developed by one of the following index providers.

    Lehman Brothers ("Lehman Brothers") is a leading global financial firm that serves the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide.

    Goldman, Sachs & Co. ("Goldman Sachs") is a leading global investment banking and securities firm that provides a full range of investing, advisory, and financing services worldwide to a substantial and diversified client base.

Barclays Global Fund Advisors ("BGFA"), the advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with Lehman Brothers or Goldman Sachs.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular bond, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor bond selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each iShares Lehman Treasury Fund (a "Treasury Fund") will generally invest at least 90% of its total assets in the bonds of its Underlying Index and at least 95% of its net assets in U.S. government bonds. Each Treasury Fund may hold up to 10% of its total assets in U.S. government bonds not included in its Underlying Index. For example, BGFA may invest in bonds not included in the relevant Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). Each Treasury Fund also may invest up to 5% of its total assets in repurchase agreements collateralized by U.S. government obligations.


--------------------------------------------------------------------------------

iShares Overview

The iShares GS $ InvesTop(TM) Corporate Bond Fund will generally invest at least 90% of its total assets in the bonds of its Underlying Index and at least 95% of its net assets in corporate bonds. The iShares GS $ InvesTop(TM) Corporate Bond Fund also may invest up to 5% of its total assets in repurchase agreements collateralized by U.S. government obligations.

Representative Sampling

BGFA uses a Representative Sampling strategy to manage each Fund. "Representative Sampling" is investing in a representative sample of bonds in the Underlying Index, which have a similar investment profile as the Underlying Index. Bonds selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the bonds that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication. Replication is a strategy in which a Fund invests in substantially all of the bonds in its Underlying Index in approximately the same proportions as in the Underlying Index.

Industry Concentration Policy

No Fund will concentrate its investments (i.e., hold 25% or more of its total assets in the bonds of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the bonds of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to all Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of such Fund. Some or all of these risks may adversely affect a Fund's net asset value ("NAV"), trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.

--------------------------------------------------------------------------------
                                                                         iShares

Trading Risk

While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

Asset Class Risk

The returns from the types of bonds in which a Fund invests may underperform returns from the various general bond markets or different asset classes. Different types of bonds tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Tracking Error Risk

Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund's bonds and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of each Fund. Each Fund's returns may therefore deviate from those of its Underlying Index.

Market Trading Risks

Absence of Prior Active Market

    Although the iShares described in this Prospectus are listed for trading on a Listing Exchange, such as the American Stock Exchange LLC ("AMEX"), there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

    Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

    iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

Additional principal risks associated with investing in iShares of a particular Fund are discussed in the Description of iShares Funds sections.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the bonds included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select bonds or to take defensive positions in declining markets.

--------------------------------------------------------------------------------

iShares Overview

Lack of Governmental Insurance or Guarantee

An investment in the Funds is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry or group of industries, that Fund may be adversely affected by the performance of those bonds and be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence.

--------------------------------------------------------------------------------
                                                                         iShares

Description of iShares Funds


.. iShares Lehman 1-3 Year Treasury Bond Fund

.. iShares Lehman 7-10 Year Treasury Bond Fund

.. iShares Lehman 20+ Year Treasury Bond Fund

.. iShares GS $ InvesTop(TM) Corporate Bond Fund





Lehman Brothers, Lehman Brothers 1-3 Year Treasury Index, Lehman Brothers 7-10 Year Treasury Index, and Lehman Brothers 20+ Year Treasury Index, are trademarks of Lehman Brothers and have been licensed for use for certain purposes by BGI. The Funds that are based on the Lehman Brothers indices are not sponsored or endorsed by Lehman Brothers, and Lehman Brothers makes no representations regarding the advisability of investing in iShares.

"GS $ InvesTop(TM)", "GS $ Investment Grade Index(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co. The GS $ InvesTop(TM) Corporate Bond Fund is not sponsored or endorsed by Goldman Sachs, and Goldman Sachs makes no representations regarding the advisability of investing in iShares.

--------------------------------------------------------------------------------

Description of iShares Funds
iShares Lehman 1-3 Year Treasury
Bond Fund

Cusip: 464287457
AMEX Trading Symbol: SHY
Underlying Index: Lehman Brothers 1-3 Year Treasury Index


Investment Objective

The iShares Lehman 1-3 Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Lehman Brothers 1-3 Year Treasury Index (the "Index").

Principal Investment Strategy

The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 3 years. As of March 31, 2002, there were 32 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Index is market capitalization weighted and includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 1 and 3 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (Baa3 or better) by Moody's Investors Service, Inc., are fixed rate, and have more than $150 million par outstanding. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes
(TINs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets that are already included in the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

Since the Fund generally will invest at least 95% of its net assets in U.S. government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

.. The price of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations, which generally reduce the price of bonds, even those issued by the U.S. government.

.. Prices of bonds may fall in response to economic events or trends. The longer a bond's maturity, the greater risk that its value may fall in response to economic events or trends.

.. The bonds in the Index may underperform equity investments and fixed income indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.15%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.15%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                  1 Year                                               3 Years
                   $15                                                   $48

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks generally of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The approximate value of a Creation Unit as of June 25, 2002 was $8,000,000. Investors who hold Creation Units will pay the annual fund operating expenses described in the table above and are not charged any other fees by the Fund for purchasing or redeeming Creation Units. Assuming an investment in a Creation Unit of $8,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,291 if the Creation Unit is redeemed after one year, and $38,690 if the Creation Unit is redeemed after three years.

--------------------------------------------------------------------------------

iShares Lehman 1-3 Year Treasury Bond Fund iShares Lehman 7-10 Year Treasury
Bond Fund

Cusip: 464287440
AMEX Trading Symbol: IEF
Underlying Index: Lehman Brothers 7-10 Year Treasury Index


Investment Objective

The iShares Lehman 7-10 Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Lehman Brothers 7-10 Year Treasury Index (the "Index").

Principal Investment Strategy

The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 7 and 10 years. As of March 31, 2002, there were 14 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Index is market capitalization weighted and includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (Baa3 or better) by Moody's Investors Service, Inc., are fixed rate, and have more than $150 million par outstanding. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes
(TINs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets that are already included in the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

Since the Fund generally will invest at least 95% of its net assets in U.S. government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

.. The price of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations, which generally reduce the price of bonds, even those issued by the U.S. government.

.. Prices of bonds may fall in response to economic events or trends. The longer a bond's maturity, the greater the risk that its value may fall in response to economic events or trends.

.. The bonds in the Index may underperform equity investments and fixed income indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees
         and Redemption Transaction Fees discussion below)                None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.15%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.15%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                  1 Year                                               3 Years
                   $15                                                   $48

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks generally of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The approximate value of a Creation Unit as of June 25, 2002 was $8,000,000. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above and are not charged any other fees by the Fund for purchasing or redeeming Creation Units. Assuming an investment in a Creation Unit of $8,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,291 if the Creation Unit is redeemed after one year, and $38,690 if the Creation Unit is redeemed after three years.

--------------------------------------------------------------------------------

iShares Lehman 7-10 Year Treasury Bond Fund iShares Lehman 20+ Year Treasury
Bond Fund

Cusip: 464287432
AMEX Trading Symbol: TLT
Underlying Index: Lehman Brothers 20+ Year Treasury Index
----------------------------------------------

Investment Objective

The iShares Lehman 20+ Year Treasury Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Lehman Brothers 20+ Year Treasury Index (the "Index").

Principal Investment Strategy

The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than 20 years. As of March 31, 2002, there were 19 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Index is market capitalization weighted and includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (Baa3 or better) by Moody's Investors Service, Inc., are fixed rate, and have more than $150 million par outstanding. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets that are already included in the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

Since the Fund generally will invest at least 95% of its net assets in U.S. government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

.. The price of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations, which generally reduce the price of bonds, even those issued by the U.S. government.

.. Prices of bonds may fall in response to economic events or trends. The longer a bond's maturity, the greater the risk that its value may fall in response to economic events or trends.

.. The bonds in the Index may underperform equity investments and fixed income indices that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------
                                                                         iShares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees and Redemption Transaction Fees discussion
         below)                                                           None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.15%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.15%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                  1 Year                                               3 Years
                   $15                                                   $48

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks generally of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The approximate value of a Creation Unit as of June 25, 2002 was $8,000,000. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above and are not charged any other fees by the Fund for purchasing or redeeming Creation Units. Assuming an investment in a Creation Unit of $8,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,291 if the Creation Unit is redeemed after one year, and $38,690 if the Creation Unit is redeemed after three years.

--------------------------------------------------------------------------------

iShares Lehman 20+ Year Treasury Bond Fund iShares GS $ InvesTop(TM) Corporate Bond Fund

CUSIP: 464287242
AMEX Trading Symbol: LQD
Underlying Index: GS $ InvesTop(TM) Index

Investment Objective

The iShares GS $ InvesTop(TM) Corporate Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment grade corporate bond market as defined by the GS $ InvesTop(TM) Index (the "Index").

Principal Investment Strategy and Index Description

The Fund uses a Representative Sampling strategy to try to track the Index. The Index is an index of a fixed number of highly liquid bonds in the U.S. investment grade corporate bond market. The Index is a rules-based index consisting of highly liquid, investment grade, SEC registered corporate bonds that seeks to maximize liquidity while maintaining representation of the broader corporate bond market. As of July 1, 2002, there are 100 bonds included in the Index, although the number of bonds in the Index may change from time to time. The Index was started in 1999 and is a subset of the GS $ Investment Grade Index(TM), an index of over 500 investment grade bonds. Bonds in the Index are selected from the universe of eligible bonds in the GS $ Investment Grade Index using defined rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated, SEC registered corporate bonds that
(i) are issued by companies domiciled in the U.S., Canada, Western Europe, or Japan; (ii) are rated investment grade by both Moody's Investors Service, Inc. and Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc., (iii) have at least $500 million of outstanding face value; and (iv) are less than five years old and have at least three years to maturity. Bonds are automatically disqualified from being included in the Index if their average spreads and volatility fall outside of certain defined ranges. The Index is equally weighted by par value. The Index is rebalanced monthly after the close of business on the last business day of the month.


The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

Since the Fund generally will invest at least 95% of its net assets in corporate bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. Some of the risks associated with investing in the Fund and with investing in bonds in general are described below.

.. The price of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

.. Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer's credit rating or business prospects. The longer a bond's maturity, the greater the risk that its value may fall in response to economic events or trends.

.. The bonds in the Index may underperform equity investments and fixed income indices that track other markets, segments and sectors.


.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer securities than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular securities, or to a single economic, political or regulatory occurrence.

--------------------------------------------------------------------------------
                                                                         iShares

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees
         (fees paid directly from your investment, but see the Creation
         Transaction Fees
         and Redemption Transaction Fees discussion below)                None
   Annual Fund Operating Expenses
         (expenses that are deducted from the Fund's assets)**
         Management Fees                                                 0.15%
         Distribution and Service (12b-1) Fees                            None
         Other Expenses***                                                None
  ----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.15%
  ----------------------------------------------------------------------------

     * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    ** Expressed as a percentage of average net assets.

   *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                  1 Year                                               3 Years
                   $15                                                   $48

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks generally of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 25, 2002 was $10,000,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,863 if the Creation Unit is redeemed after one year, and $48,860 if the Creation Unit is redeemed after three years.
--------
*  See Transaction Fees at the end of this Prospectus.

--------------------------------------------------------------------------------

iShares GS $ InvesTop(TM) Corporate Bond Fund

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

BGFA will receive fees from each Fund based on rates of each Fund's average daily net assets, as shown in the following table.

iShares Index Fund                             Management Fee
------------------                             --------------
iShares Lehman 1-3 Year Treasury Bond Fund         0.15%
iShares Lehman 7-10 Year Treasury Bond Fund        0.15%
iShares Lehman 20+ Year Treasury Bond Fund         0.15%
iShares GS $ InvesTop(TM) Corporate Bond Fund      0.15%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of March 31, 2002, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $785 billion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

Administrator, Custodian, Transfer Agent and Securities Lending Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian, transfer agent and securities lending agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling iShares

iShares trade on exchanges during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:15 p.m. (Eastern time) every day the exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

iShares trade under the ticker symbols listed in this Prospectus.

--------------------------------------------------------------------------------
                                                                         iShares

Each Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book entry or "street name" form.

iShares Prices

The trading prices of iShares on a Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of iShares of each Fund will be disseminated every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Determining NAV

Investors Bank calculates each Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4 p.m. Eastern time) every day the AMEX is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least monthly and may pay them on a more frequent basis. All of the Funds distribute their net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

--------------------------------------------------------------------------------

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

.. Each Fund makes distributions, and

.. You sell iShares.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least monthly by each Fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.

Dividends paid out of a Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

Taxes when iShares are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units, generally of 100,000 iShares or more. Each "creator" enters into an authorized participant agreement with SEI Investments Distribution Co., the Funds' distributor, and deposits into the applicable Fund a portfolio of bonds closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units, generally 100,000 iShares.

Similarly, iShares can only be redeemed in a specified number of Creation Units, generally 100,000 iShares, principally in-kind for a portfolio of bonds held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is a DTC Participant and has the ability to clear through the Fed System. Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

Because new iShares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

--------------------------------------------------------------------------------
                                                                         iShares

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with iShares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act.

Transaction Fees

The iShares GS $ InvesTop(TM) Corporate Bond Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. The standard creation and redemption transaction fees for creations and redemptions in-kind for the Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions made for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge as further described in the Statement of Additional Information. In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of iShares in Creation Units are responsible for the costs of transferring securities from the Fund to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table shows, as of June 25, 2002, the approximate value of one Creation Unit of the iShares GS $ InvesTop(TM) Corporate Bond Fund, including the standard transaction fee.

                                                Approximate    Standard
                                                 Value of a    Creation/
                                               Creation Unit  Redemption
                                               as of June 25, Transaction
Name of Fund                                        2002          Fee
------------                                   -------------- -----------
iShares GS $ InvesTop(TM) Corporate Bond Fund   $10,000,000      $500

Possible Claim

In April 2002, the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois granted leave for a United States patentholder named MOPEX, Inc. to amend its complaint to add the Trust, along with seven other parties, as a defendant. There are now a total of twenty defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and various market makers. In the action, the plaintiff alleges that the actions of the parties, now including the Trust, infringed their patent. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. Although this is the only case to which the Trust has been named as a party, this action is one of three involving related issues. The Trust believes that it has valid defenses to all claims raised by the patentholder. However, a resolution of this case may impose increased costs on the Trust and could raise the expense ratios of the Funds, adversely affecting performance.

Distribution

SEI Investments Distribution Co. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

--------------------------------------------------------------------------------

Index Providers

Lehman Brothers serves the financial needs of corporations, governments, municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The Firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world.

Goldman Sachs is a leading global investment banking and securities firm that provides a full range of investing, advisory and financing services worldwide to a substantial and diversified client base, which includes corporations, financial institutions, governments and high net worth individuals. Founded in 1869, it is one of the oldest and largest investment banking firms. The Firm is headquartered in New York and maintains affiliate offices in London, Frankfurt, Tokyo, Hong Kong and other financial centers around the world.

Disclaimers

The iShares Trust is not sponsored or endorsed by Lehman Brothers ("Lehman"). Lehman makes no representation or warranty, express or implied, to the owners of the Treasury Funds or any member of the public regarding the advisability of investing in securities generally or in the Treasury Funds particularly, or the ability of the Lehman Indices to track the appropriate bond market performance. Lehman is the licensor of certain trademarks, service marks and trade names to BGI. The Lehman Indices on which the Treasury Funds are based are determined, composed and calculated by Lehman without regard to BGI, BGFA or the Treasury Funds. Lehman has no obligation to take the needs of BGI, BGFA or the owners of the Treasury Funds into consideration in determining, composing or calculating the Lehman Indices. Lehman is not responsible for and has not participated in the determination of the prices and quantities of iShares of the Treasury Funds to be issued or the determination or calculation of the redemption price per share. Lehman has no obligation or liability in connection with the administration, marketing, or trading of the Trust. Lehman does not guarantee the quality, accuracy and/or the completeness of the Lehman Indices or any data included therein. Lehman expressly disclaims and shall have no liability for any errors, omissions or interruptions therein. Lehman makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of the Treasury Funds, or any other person or entity, from the use of the Lehman Indices or any data included therein. Lehman makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Lehman Indices or any data included therein. Without limiting any of the foregoing, in no event shall Lehman have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) resulting from the use of the Lehman Indices or any data included therein, even if notified of the possibility of such damages.

The iShares Trust is not sponsored or endorsed by Goldman, Sachs & Co. ("Goldman Sachs"). Goldman Sachs makes no representation or warranty, express or implied, to the owners of the iShares GS $ InvesTopTM Corporate Bond Fund (the "Fund") or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the GS $ InvesTopTM Index (the "Index") to track the appropriate bond market performance. Goldman Sachs is the licensor of certain trademarks and trade names to BGI. The Index on which the Fund is based is determined, composed and calculated by Goldman Sachs without regard to BGI, BGFA or the Fund. Goldman Sachs has no obligations to take the needs of BGI, BGFA, or the owners of the Fund into consideration in determining, composing or calculating the Index. Goldman Sachs is not responsible for and has not participated in the determination of the prices and quantities of iShares of the Fund to be issued, the

--------------------------------------------------------------------------------
                                                                         iShares
determination or calculation of the redemption price per share or the determination of the Representative Sampling of bonds used by the Fund. Goldman Sachs has no obligation or liability in connection with the administration, marketing, or trading of the Trust. Goldman Sachs does not guarantee the quality, accuracy and/or the completeness of the Index or any data included therein. Goldman Sachs expressly disclaims and shall have no liability for any errors, omissions or interruptions therein. Goldman Sachs makes no warranty, express or implied, as to the results to be obtained by BGI, BGFA or owners of the Fund, or any other person or entity, from the use of the Index or any data included therein. Goldman Sachs makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall Goldman Sachs have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Index or any data included therein, even if notified of the possibility of such damages.

iShares are not sponsored or endorsed by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the iShares of the Funds or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track bond market performance. Each Underlying Index identified herein is determined, composed and calculated without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the iShares of the Funds to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The AMEX has no obligation or liability to owners of the iShares of the Funds in connection with the administration, marketing or trading of the iShares of the Funds.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the iShares of any Fund, or any other person or entity from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


--------------------------------------------------------------------------------

Copies of the Prospectus can be found on our web site at www.iShares.com. For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI"). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have questions about the Funds or iShares or you wish to obtain the SAI free of charge, please:

    Call:   1-800-iShares
            Monday through Friday
            8:00 a.m. to 8:00 p.m. (Eastern time)

    Write:  iShares Trust
            c/o SEI Investments Distribution Co.
            1 Freedom Valley Drive
            Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                   Investment Company Act File No. 811-09729 iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

IBT serves as administrator, custodian, securities lending agent and transfer agent.

iShares are not sponsored or endorsed by Lehman Brothers or Goldman, Sachs
& Co., nor do these companies make any representation regarding the advisability of investing in iShares.

(C)2002 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC insured
Have no bank guarantee
May lose value


                                                         iShares(R)

                                                         45 Fremont Street
                                                         San Francisco, CA 94105


iShares(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

            1-800 iShares 1-800-474-2737 www.iShares.com